Long-term bank loans	12 Months Ended
Dec. 31, 2016
Long-term bank loans [Abstract]
Long-term bank loans
11.	Long-term bank loans

Long-term bank loans as of December 31, 2015 and 2016 consisted of the following:

	December 31,	December 31,
	2015	2016
	US$	US$
Loan from ICBC
Due July 20, 2016 at 5.25% per annum(2)	10,779,845	-
Due December 26, 2021, at 6.175% per annum(1)	-	144,154,534

	10,779,845	144,154,534
Loan from Agricultural Bank of China
Due May 18, 2016, at 5.78% per annum(2)	6,159,911	-

Loan from China Guangfa Bank
Due May 29, 2016, at 8.00% per annum(2)	3,233,953	-
Due December 23, 2017, at 8.4% per annum(2)	6,159,911	-
Due February 17, 2018, at 8.4% per annum(2)	30,799,556	-
Due December 15, 2018, at 4.75% per annum(1)	-	4,612,945

	40,193,420	4,612,945
Loan from Bank of China
Due March 27, 2018, at 5.230% per annum(1)	-	43,246,360

Loan from China Construction Bank
Due January 23, 2017, at 5.70% per annum(2)	76,998,891	-

Loan from Bank of Shanghai
Due April 30, 2017, at 9.10% per annum(2)	35,419,490	-

Loan from The Bank of East Asia
Due April 27, 2018, at 6.18% per annum(2)	47,428,237	-

Loan from Ping An Bank
Due March 20, 2018, at 9.25% per annum(2)	43,119,380	-

Loan from Bank of Bohai
Due March 14, 2019 at 5.415% per annum(1)	-	42,525,587

Loan from Bank of Beijing
Due October 31, 2019 at 6.175% per annum(1)	-	18,740,089

Loan from The Bank of East Asia
Due April 26, 2018, at 1.25% plus 3 month LIBOR(3)	-	13,250,000
Due June 1, 2018, at 1.25% plus 3 month LIBOR(3)	-	9,675,655
Due June 5, 2018, at 1.25% plus 3 month LIBOR(3)	-	10,000,000
Due August 15, 2018, at 1.25% plus 3 month LIBOR(3)	-	20,000,000
Due August 30, 2018, at 1.1% plus 3 month LIBOR(3)	-	9,700,000
Due September 19, 2018, at 1.1% plus 3 month LIBOR(3)	-	2,220,000

	-	64,845,655

Total	260,099,174	318,125,170
Less: current portion of long-term bank loans	246,239,374	82,240,161

Total long-term bank loans	13,859,800	235,885,009

As of December 31, 2016, the contractual maturities of these loans are as follows:

Year	Amount
US$
2017	-
2018	112,704,960
2019	61,265,676
2020	-
2021 and thereafter	144,154,534
Less: current portion of long-term bank loans	82,240,161

Total: long-term bank loans	235,885,009

(1)
Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2016.

(2)	These loans were paid in full during 2016.

(3)
Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$13.3 million, US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by restricted cash of US$13,168,517 (December 31, 2015: nil), US$9,802,508 (December 31, 2015: nil), US$10,090,817 (December 31, 2015: nil), US$20,498,775 (December 31, 2015: nil), US$9,949,546 (December 31, 2015: nil), and US$2,277,642 (December 31, 2015: nil) respectively.

As of December 31, 2016, except when otherwise indicated, the Group’s long term bank loans were all denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of nil (December 31, 2015: US$93,755,346), land use rights with net book value of US$103,643,167 (December 31, 2015: US$424,058,251) and restricted cash with net book value of US$65,787,805 (December 31, 2015: nil).

The interest rates of these bank loans are adjustable based on the range of 100% to 130% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2016 was 5.07% (December 31, 2015: 7.23%).